Related-Party Disclosures (Details) - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017
Related-Party Disclosures [Abstract]
Salaries and short-term employee benefits	$ 4,029	$ 3,985	$ 3,715
Stock-based compensation costs	1,175	1,047	775
Total	$ 5,204	$ 5,032	$ 4,490